Dividends - Disclosure of Detailed Information About Dividends Explanatory (Details) (Parenthetical)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
DisclosureOfDividendsLineItems [Line Items]
Applicable tax rate	28.00%	28.00%	28.00%	28.00%
Australian Franking Credits [Member]
DisclosureOfDividendsLineItems [Line Items]
Tax rate effect of foreign tax rates	30.00%	30.00%	30.00%
New Zealand imputation credits [Member]
DisclosureOfDividendsLineItems [Line Items]
Applicable tax rate	28.00%	28.00%	28.00%